Financial Assets and Financial Liabilities - EUR Denominated Assets and Liabilities Represented in RUB (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about maximum exposure to credit risk arising from financial assets [line items]
Current assets	₽ 72,140	₽ 67,462
Trade and other receivables	17,612	18,762
Cash and cash equivalents	1,803	2,452	₽ 1,689	₽ 3,079
Non-current liabilities	(74,625)	(79,112)
Long-term finance lease liabilities	(2,413)	(1,878)
Current liabilities	(476,195)	(484,148)
Trade and other payables	(34,800)	(33,469)
Short-term finance lease liabilities	(5,880)	(7,476)
Currency risk [member] | Euro [member]
Disclosure of detailed information about maximum exposure to credit risk arising from financial assets [line items]
Current assets	812	746
Trade and other receivables	510	711
Cash and cash equivalents	302	35
Non-current liabilities	(219)	(88)
Long-term finance lease liabilities	(219)	(88)
Current liabilities	(101,294)	(27,399)
Short-term loans and borrowings	(98,285)	(25,304)
Trade and other payables	(2,953)	(2,064)
Short-term finance lease liabilities	₽ (56)	₽ (31)